UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23615
Perpetual Americas Funds Trust
(Exact name of registrant as specified in charter)

1 Congress Street, Suite 3101
Boston, Massachusetts 02114
(Address of principal executive offices) (Zip code)
Andrew Jolin
1 Congress Street, Suite 3101
Boston, Massachusetts 02114
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 933-0716
Date of fiscal year end:
September 30
Date of reporting period:
March 31, 2025
Item 1. Reports to Stockholders.
(a) The Report to Shareholders is attached herewith.
TSW Emerging Markets Fund
Institutional Shares/TSWMX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the TSW Emerging Markets Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at connect.rightprospectus.com/JOHCM/. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TSW Emerging Markets Fund (Institutional Shares)	$49	0.99%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$7,929,501
Total number of portfolio holdings	64
Portfolio turnover rate as of the end of the reporting period	19.20%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	8.6%
Tencent Holdings Ltd.	5.7%
Alibaba Group Holding Ltd.	4.6%
Naspers Ltd. - Class N	3.4%
ICICI Bank Ltd. - ADR	3.3%
Samsung Electronics Co. Ltd.	3.2%
NetEase, Inc.	3.2%
HDFC Bank Ltd.	2.1%
AIA Group Ltd.	2.1%
Fairfax India Holdings Corp.	2.0%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at connect.rightprospectus.com/JOHCM/. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
For additional information, please scan the QR code at left to navigate to additional hosted material at connect.rightprospectus.com/JOHCM/.
TSW

TSW High Yield Bond Fund
Institutional Shares/TSWHX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the TSW High Yield Bond Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at connect.rightprospectus.com/JOHCM/. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TSW High Yield Bond Fund (Institutional Shares)	$33	0.65%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$9,543,942
Total number of portfolio holdings	63
Portfolio turnover rate as of the end of the reporting period	25.01%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Fortress Transportation and Infrastructure Investors LLC, 7.00%, 06/15/32	3.2%
Bath & Body Works, Inc., 6.88%, 11/01/35	3.2%
Gen Digital, Inc., 6.25%, 04/01/33	2.6%
Markel Group, Inc., 6.00%, 06/01/25	2.6%
Iron Mountain, Inc., 6.25%, 01/15/33	2.6%
StoneX Group, Inc., 7.88%, 03/01/31	2.5%
JB Poindexter & Co., Inc., 8.75%, 12/15/31	2.1%
Burford Capital Global Finance LLC, 6.25%, 04/15/28	2.1%
Installed Building Products, Inc., 5.75%, 02/01/28	2.1%
Post Holdings, Inc., 6.38%, 03/01/33	2.1%
ASSET TYPE ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at connect.rightprospectus.com/JOHCM/. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
For additional information, please scan the QR code at left to navigate to additional hosted material at connect.rightprospectus.com/JOHCM/.
TSW

TSW Large Cap Value Fund
Institutional Shares/TSWEX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the TSW Large Cap Value Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at connect.rightprospectus.com/JOHCM/. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TSW Large Cap Value Fund (Institutional Shares)	$37	0.73%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$37,758,677
Total number of portfolio holdings	41
Portfolio turnover rate as of the end of the reporting period	26.80%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Anheuser-Busch InBev S.A./N.V. - ADR	4.7%
Kraft Heinz (The) Co.	4.4%
Dominion Energy, Inc.	4.3%
CVS Health Corp.	3.4%
Hess Corp.	3.4%
Liberty Broadband Corp. - Class C	3.4%
McKesson Corp.	3.2%
Bayer A.G. - ADR	3.2%
Evergy, Inc.	2.9%
Kinder Morgan, Inc.	2.8%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Material Fund Changes
Effective February 1, 2025, to comply with recent Securities and Exchange Commission rule amendments relating to a fund's name, the TSW Large Cap Value Fund modified its investment policy as follows:
The Fund invests, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of “value companies” with large market capitalizations.
A more detailed explanation of how the Fund defines “value companies” and “large market capitalizations” can be found in the Fund's prospectus. In order to satisfy notice requirements related to an investment policy change, the Fund continued to comply with both its old and new investment policies concurrently through May 1, 2025, after which time only the new investment policy applied.
This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund's prospectus dated February 1, 2025, at connect.rightprospectus.com/JOHCM/ or upon request at 866-260-9549 (toll free) or 312-557-5913.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at connect.rightprospectus.com/JOHCM/. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
For additional information, please scan the QR code at left to navigate to additional hosted material at connect.rightprospectus.com/JOHCM/.
TSW

TSW Core Plus Bond Fund
Institutional Shares/TSWFX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the TSW Core Plus Bond Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at connect.rightprospectus.com/JOHCM/. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TSW Core Plus Bond Fund (Institutional Shares)	$25	0.50%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$67,427,776
Total number of portfolio holdings	121
Portfolio turnover rate as of the end of the reporting period	13.60%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
U.S. Treasury Notes, 3.88%, 08/15/34	4.7%
Fannie Mae Pool #MA5313, 5.50%, 03/01/44	4.3%
U.S. Treasury Bonds, 4.13%, 08/15/44	3.3%
U.S. Treasury Notes, 4.13%, 11/15/32	3.1%
Fannie Mae Pool #MA5498, 6.00%, 10/01/54	3.0%
U.S. Treasury Notes, 4.00%, 01/15/27	2.5%
U.S. Treasury Notes, 4.13%, 10/31/31	2.4%
Freddie Mac Pool #SD8233, 5.00%, 07/01/52	2.3%
U.S. Treasury Notes, 3.50%, 09/30/26	2.2%
U.S. Treasury Bonds, 4.25%, 08/15/54	2.1%
ASSET TYPE ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at connect.rightprospectus.com/JOHCM/. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
For additional information, please scan the QR code at left to navigate to additional hosted material at connect.rightprospectus.com/JOHCM/.
TSW

(b) Not Applicable.

Item 2. Code of Ethics.

Not applicable - only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable - only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable - only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The Schedule of Investments in securities of unaffiliated issuers is included in the Financial Statements filed under Item 7 of this Form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) - (b) The Financial Statements and Financial Highlights are included herewith.

TSW CORE PLUS BOND FUND
TSW EMERGING MARKETS FUND
TSW HIGH YIELD BOND FUND
TSW LARGE CAP VALUE FUND
SEMI-ANNUAL FINANCIAL STATEMENTS AND
ADDITIONAL INFORMATION
March 31, 2025

TSW MUTUAL FUNDS
TABLE OF CONTENTS
March 31, 2025

TSW MUTUAL FUNDS
TSW CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
CORPORATE BONDS	46.1%
Advertising & Marketing	0.5%
Omnicom Group, Inc./Omnicom Capital, Inc. 3.60%, 04/15/26		$350,000	$346,550
Aerospace & Defense	0.7%
TransDigm, Inc. 6.75%, 08/15/28(a)		500,000	507,302
Asset Management	1.6%
Ares Capital Corp.,
3.88%, 01/15/26		275,000	272,693
7.00%, 01/15/27		150,000	154,586
Blue Owl Credit Income Corp. 5.80%, 03/15/30(a)		250,000	245,145
Charles Schwab (The) Corp. (Variable, U.S. SOFR + 2.21%) 5.64%, 05/19/29(b)		175,000	180,640
Compass Group Diversified Holdings LLC 5.00%, 01/15/32(a)		50,000	44,770
FS KKR Capital Corp. 6.88%, 08/15/29		200,000	205,126
			1,102,960
Automotive	0.5%
Ford Motor Credit Co. LLC 6.13%, 03/08/34		250,000	239,830
General Motors Co. 5.40%, 10/15/29		100,000	100,551
			340,381
Banking	2.7%
Bank of America Corp. (Variable, U.S. SOFR + 1.91%) 5.43%, 08/15/35(b)		75,000	73,435
Capital One Financial Corp. (Variable, U.S. SOFR + 2.04%) 6.18%, 01/30/36(b)		700,000	698,386
FNB Corp. (Variable, U.S. SOFR Compounded Index + 1.93%) 5.72%, 12/11/30(b)		730,000	729,249
JPMorgan Chase & Co. 3.20%, 06/15/26		300,000	296,395
			1,797,465
Biotechnology & Pharmaceuticals	0.5%
AbbVie, Inc. 2.95%, 11/21/26		350,000	342,605
Brokerage Assetmanagers Exchanges	0.5%
Citadel L.P. 6.38%, 01/23/32(a)		330,000	338,597
See Notes to Financial Statements.

TSW MUTUAL FUNDS
TSW CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Cable & Satellite	0.3%
Comcast Corp. 3.95%, 10/15/25		$200,000	$199,531
Capital Goods	2.0%
Ferguson Enterprises, Inc. 5.00%, 10/03/34		500,000	486,669
Quikrete Holdings, Inc. 6.38%, 03/01/32(a)		450,000	452,858
Sonoco Products Co. 4.60%, 09/01/29		400,000	394,198
			1,333,725
Chemicals	0.3%
DuPont de Nemours, Inc. 4.49%, 11/15/25		200,000	199,685
Commercial Support Services	0.4%
GEO Group (The), Inc. 8.63%, 04/15/29		250,000	262,637
Consumer Cyclical	0.1%
Saks Global Enterprises LLC 11.00%, 12/15/29(a)		125,000	101,262
Consumer Non-Cyclical	0.3%
Quest Diagnostics, Inc. 5.00%, 12/15/34		200,000	196,878
Consumer Services	0.7%
PROG Holdings, Inc. 6.00%, 11/15/29(a)		500,000	461,543
Containers & Packaging	0.9%
Sealed Air Corp./Sealed Air Corp. U.S. 6.13%, 02/01/28(a)		600,000	600,864
Diversified Industrials	0.3%
Parker-Hannifin Corp. 4.20%, 11/21/34		200,000	188,605
Electric Utilities	2.3%
Duke Energy Carolinas LLC 4.85%, 01/15/34		250,000	246,705
Public Service Co. of Oklahoma 5.20%, 01/15/35		500,000	493,888
Southern (The) Co. 3.70%, 04/30/30		400,000	381,134
Vistra Operations Co. LLC 5.70%, 12/30/34(a)		250,000	248,695
Wisconsin Electric Power Co. 4.60%, 10/01/34		200,000	193,722
			1,564,144
See Notes to Financial Statements.

TSW MUTUAL FUNDS
TSW CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Electrical Equipment	2.3%
Hubbell, Inc. 3.15%, 08/15/27		$150,000	$145,277
Keysight Technologies, Inc. 4.95%, 10/15/34		500,000	489,590
Otis Worldwide Corp. 5.13%, 11/19/31		475,000	480,443
WESCO Distribution, Inc.,
6.38%, 03/15/29(a)		250,000	252,902
6.63%, 03/15/32(a)		150,000	152,163
			1,520,375
Energy	2.9%
MPLX L.P. 5.40%, 04/01/35		1,250,000	1,228,215
National Fuel Gas Co. 5.95%, 03/15/35		500,000	509,510
PBF Holding Co. LLC/PBF Finance Corp. 9.88%, 03/15/30(a)		200,000	189,169
			1,926,894
Engineering & Construction	0.5%
Quanta Services, Inc.,
4.75%, 08/09/27		200,000	200,366
5.25%, 08/09/34		165,000	163,071
			363,437
Entertainment Content	0.6%
Netflix, Inc. 4.90%, 08/15/34		400,000	400,291
Food	1.2%
Kraft Heinz Foods Co. 6.50%, 02/09/40		500,000	536,779
Post Holdings, Inc. 6.38%, 03/01/33(a)		300,000	294,995
			831,774
Gas & Water Utilities	0.3%
American Water Capital Corp. 2.95%, 09/01/27		200,000	193,247
See Notes to Financial Statements.

TSW MUTUAL FUNDS
TSW CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Health Care Facilities & Services	3.5%
DaVita, Inc. 6.88%, 09/01/32(a)		$200,000	$201,122
Elevance Health, Inc. 4.95%, 11/01/31		1,000,000	1,002,484
Laboratory Corp. of America Holdings 4.80%, 10/01/34		250,000	240,713
Molina Healthcare, Inc. 6.25%, 01/15/33(a)		200,000	196,838
UnitedHealth Group, Inc. 5.15%, 07/15/34		730,000	734,940
			2,376,097
Industrial Support Services	0.7%
Ashtead Capital, Inc. 5.55%, 05/30/33(a)		500,000	496,006
Institutional Financial Services	2.3%
Goldman Sachs Group (The), Inc. 3.85%, 01/26/27		900,000	891,307
Morgan Stanley 3.95%, 04/23/27		200,000	197,830
Nasdaq, Inc. 5.65%, 06/28/25		400,000	400,942
StoneX Group, Inc. 7.88%, 03/01/31(a)		50,000	52,192
			1,542,271
Insurance	1.3%
American International Group, Inc. 5.13%, 03/27/33		900,000	901,268
Internet Media & Services	0.1%
Expedia Group, Inc. 3.25%, 02/15/30		75,000	69,908
Leisure Facilities & Services	0.6%
McDonald's Corp. 3.50%, 03/01/27		400,000	393,547
Machinery	0.6%
Ingersoll Rand, Inc. 5.70%, 08/14/33		400,000	412,836
See Notes to Financial Statements.

TSW MUTUAL FUNDS
TSW CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Oil & Gas Supply Chain	3.2%
Hess Midstream Operations L.P. 6.50%, 06/01/29(a)		$325,000	$331,462
MPLX L.P. 4.88%, 06/01/25		400,000	399,983
Murphy Oil Corp. 6.00%10/01/32		500,000	480,960
ONEOK Partners L.P. 6.85%, 10/15/37		225,000	245,390
Sunoco L.P. 7.25%, 05/01/32(a)		400,000	413,109
Sunoco L.P./Sunoco Finance Corp. 7.00%, 09/15/28(a)		250,000	255,824
			2,126,728
Real Estate Investment Trusts	0.9%
American Assets Trust L.P. 6.15%, 10/01/34		250,000	249,970
Realty Income Corp. 4.85%, 03/15/30		250,000	250,874
Ventas Realty L.P. 3.00%, 01/15/30		100,000	91,830
			592,674
Retail - Discretionary	1.7%
Bath & Body Works, Inc. 6.88%, 11/01/35		455,000	460,895
Genuine Parts Co. 4.95%, 08/15/29		275,000	275,872
Lowe's Cos., Inc. 3.10%, 05/03/27		400,000	389,013
Macy's Retail Holdings LLC 5.88%, 04/01/29(a)		50,000	48,505
			1,174,285
Semiconductors	1.2%
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.88%, 01/15/27		300,000	296,652
Broadcom, Inc. 4.55%, 02/15/32		500,000	487,852
			784,504
Software	1.2%
Oracle Corp. 4.90%, 02/06/33		400,000	393,308
Roper Technologies, Inc. 4.50%, 10/15/29		400,000	397,546
			790,854
See Notes to Financial Statements.

TSW MUTUAL FUNDS
TSW CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Specialty Finance	1.2%
Burford Capital Global Finance LLC 9.25%, 07/01/31(a)		$200,000	$210,716
Fortress Transportation and Infrastructure Investors LLC 7.00%, 06/15/32(a)		400,000	405,622
GATX Corp. 4.00%, 06/30/30		200,000	192,130
			808,468
Technology	2.6%
International Business Machines Corp. 5.70%, 02/10/55		750,000	743,874
Leidos, Inc. 5.50%, 03/15/35		1,000,000	996,820
			1,740,694
Technology Hardware	1.0%
Dell International LLC/EMC Corp. 4.35%, 02/01/30		660,000	645,211
NCR Atleos Corp. 9.50%, 04/01/29(a)		50,000	54,215
			699,426
Telecommunications	1.3%
T-Mobile USA, Inc. 2.25%, 11/15/31		1,000,000	849,544
Transportation Equipment	0.1%
JB Poindexter & Co., Inc. 8.75%, 12/15/31(a)		50,000	51,384
Wholesale - Consumer Staples	0.2%
Performance Food Group, Inc. 6.13%, 09/15/32(a)		150,000	149,094
TOTAL CORPORATE BONDS (Cost $31,297,494)			31,080,340
FOREIGN ISSUER BONDS	0.1%
Electric Utilities	0.1%
TransAlta Corp. 7.75%, 11/15/29 (Canada)		50,000	51,918
TOTAL FOREIGN ISSUER BONDS (Cost $51,911)			51,918
See Notes to Financial Statements.

TSW MUTUAL FUNDS
TSW CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
MORTGAGE-BACKED SECURITIES	10.6%
U.S. Government Agencies	10.6%
Freddie Mac Pool #SD8276, 5.00%, 12/01/52		$192,583	$189,303
Freddie Mac Pool #SD8233, 5.00%, 07/01/52		1,584,705	1,558,536
Fannie Mae Pool #BM4854, 4.50%, 08/01/44		470,342	464,108
Fannie Mae Pool #MA5313, 5.50%, 03/01/44		2,905,390	2,924,370
Fannie Mae Pool #MA5498, 6.00%, 10/01/54		1,953,079	1,984,054
TOTAL MORTGAGE-BACKED SECURITIES (Cost $7,130,189)			7,120,371
U.S. GOVERNMENT OBLIGATIONS	35.0%
U.S. Treasury Bonds, 4.38%, 08/15/43		250,000	243,633
U.S. Treasury Bonds, 4.75%, 11/15/43		250,000	255,401
U.S. Treasury Bonds, 4.13%, 08/15/44		2,350,000	2,201,656
U.S. Treasury Bonds, 4.13%, 08/15/53		80,000	73,719
U.S. Treasury Bonds, 4.25%, 02/15/54		750,000	706,641
U.S. Treasury Bonds, 4.63%, 05/15/54		750,000	752,432
U.S. Treasury Bonds, 4.25%, 08/15/54		1,500,000	1,415,859
U.S. Treasury Notes, 4.50%, 11/15/25		240,000	240,478
U.S. Treasury Notes, 4.63%, 09/15/26		150,000	151,406
U.S. Treasury Notes, 3.50%, 09/30/26		1,500,000	1,490,039
U.S. Treasury Notes, 4.00%, 01/15/27		1,700,000	1,701,793
U.S. Treasury Notes, 4.00%, 02/29/28		450,000	451,318
U.S. Treasury Notes, 3.50%, 04/30/28		400,000	395,391
U.S. Treasury Notes, 3.75%, 12/31/28		1,000,000	994,102
U.S. Treasury Notes, 3.63%, 08/31/29		250,000	246,865
U.S. Treasury Notes, 3.50%, 09/30/29		1,000,000	981,836
U.S. Treasury Notes, 3.88%, 09/30/29		250,000	249,297
See Notes to Financial Statements.

TSW MUTUAL FUNDS
TSW CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
U.S. Treasury Notes, 3.88%, 12/31/29		$1,000,000	$996,797
U.S. Treasury Notes, 4.00%, 07/31/30		300,000	300,246
U.S. Treasury Notes, 4.38%, 11/30/30		1,050,000	1,069,154
U.S. Treasury Notes, 4.63%, 05/31/31		250,000	257,822
U.S. Treasury Notes, 3.75%, 08/31/31		350,000	343,861
U.S. Treasury Notes, 3.63%, 09/30/31		1,000,000	975,117
U.S. Treasury Notes, 4.13%, 10/31/31		1,600,000	1,605,125
U.S. Treasury Notes, 4.13%, 11/15/32		2,100,000	2,103,117
U.S. Treasury Notes, 4.00%, 02/15/34		250,000	246,602
U.S. Treasury Notes, 3.88%, 08/15/34		3,250,000	3,167,734
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $23,956,815)			23,617,441

	Percentage of Net Assets	Shares	Value
SHORT-TERM INVESTMENTS	7.5%
Northern Institutional Treasury Portfolio (Premier Class), 4.18%(c)		5,065,385	5,065,385
TOTAL SHORT-TERM INVESTMENTS (Cost $5,065,385)			5,065,385
TOTAL INVESTMENTS (Cost $67,501,794)	99.3%		66,935,455
NET OTHER ASSETS (LIABILITIES)	0.7%		492,321
NET ASSETS	100.0%		$67,427,776

(a)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2025, these securities had a total value of $6,756,354 or 10% of net assets.

(b)Variable or floating rate security. The rate presented is the rate in effect at March 31, 2025, and the related index and spread are shown parenthetically for each security.
(c)7-day current yield as of March 31, 2025 is disclosed.

Abbreviations:
SOFR – Secured Overnight Financing Rate
At March 31, 2025 the TSW Core Plus Bond Fund’s investments were concentrated as follows:
Fixed Income Credit Ratings	% of Net Assets
AAA	45.6%
A	7.2
BBB	28.7
BBB-	0.3
BB	8.6
B	1.4
See Notes to Financial Statements.

TSW MUTUAL FUNDS
TSW CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

Fixed Income Credit Ratings	% of Net Assets
Cash equivalents	7.5%
Total	99.3%
See Notes to Financial Statements.

TSW MUTUAL FUNDS
TSW EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	99.0%
Brazil	6.7%
Arcos Dorados Holdings, Inc. - Class A		13,700	$110,422
Banco BTG Pactual S.A.(a)		18,000	106,301
JBS S.A.		14,500	104,460
Localiza Rent a Car S.A.(a)		11,012	64,820
Smartfit Escola de Ginastica e Danca S.A.(a)		14,300	51,171
Vale S.A.		9,500	94,393
			531,567
Canada	2.0%
Fairfax India Holdings Corp.(a)(b)		9,500	161,500
China	19.0%
Alibaba Group Holding Ltd.		22,000	364,012
BYD Co. Ltd. - Class H		1,000	50,637
Fu Shou Yuan International Group Ltd.		100,600	48,655
Kingdee International Software Group Co. Ltd.(a)		70,000	119,168
Kweichow Moutai Co. Ltd. - Class A		400	85,994
NetEase, Inc.		12,400	254,728
Tencent Holdings Ltd.		7,000	447,272
Zijin Mining Group Co. Ltd. - Class H		59,200	135,088
			1,505,554
Greece	3.6%
JUMBO S.A.		4,000	109,661
Motor Oil Hellas Corinth Refineries S.A.		3,000	71,887
OPAP S.A.		5,200	103,303
			284,851
Guatemala	1.3%
Millicom International Cellular S.A.		3,450	104,432
Hong Kong	3.8%
AIA Group Ltd.		22,000	166,537
Lenovo Group Ltd.		98,000	133,178
			299,715
Hungary	1.2%
Richter Gedeon Nyrt		3,600	99,334
India	14.9%
360 ONE WAM Ltd.		6,900	75,799
Aegis Logistics Ltd.		13,400	125,772
Bajaj Finance Ltd.		900	93,770
CMS Info Systems Ltd.		17,900	96,216
Coal India Ltd.		18,700	86,696
HDFC Bank Ltd.		8,000	170,530
HEG Ltd.		19,000	106,746
ICICI Bank Ltd. - ADR		8,200	258,464
See Notes to Financial Statements.

TSW MUTUAL FUNDS
TSW EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Percentage of Net Assets	Shares	Value
Intellect Design Arena Ltd.		5,907	$47,681
Reliance Industries Ltd. - GDR(b)		2,100	122,840
			1,184,514
Japan	0.8%
Nexon Co. Ltd.		4,500	61,634
Mexico	3.9%
Fibra Uno Administracion S.A. de C.V.		64,000	74,775
Fomento Economico Mexicano S.A.B. de C.V.		6,700	65,424
Promotora y Operadora de Infraestructura S.A.B. de C.V. - Class L		10,200	83,735
Wal-Mart de Mexico S.A.B. de C.V.		29,700	81,795
			305,729
Philippines	1.1%
International Container Terminal Services, Inc.		13,600	84,514
Poland	0.9%
Dino Polska S.A.(a)(b)		600	70,033
Saudi Arabia	1.8%
Saudi Awwal Bank		14,700	146,842
South Africa	3.4%
Naspers Ltd. - Class N		1,100	272,790
South Korea	10.0%
Eugene Technology Co. Ltd.		3,000	79,253
Hugel, Inc.(a)		400	91,275
Hyundai Motor Co.		500	67,535
KINX, Inc.		1,300	65,271
Park Systems Corp.		400	57,183
Samsung Electronics Co. Ltd.		6,500	257,696
Shinhan Financial Group Co. Ltd.		4,100	131,212
Value Added Technology Co. Ltd.		3,000	41,354
			790,779
Taiwan	12.9%
Accton Technology Corp.		4,800	85,042
E Ink Holdings, Inc.		18,600	151,419
Fusheng Precision Co. Ltd.		10,100	106,540
Taiwan Semiconductor Manufacturing Co. Ltd.		24,100	678,728
			1,021,729
Turkey	3.2%
BIM Birlesik Magazalar A.S.		8,000	96,609
Coca-Cola Icecek A.S.		49,500	69,739
KOC Holding A.S.		20,000	86,306
			252,654
United Arab Emirates	1.5%
Emaar Properties PJSC		34,000	123,132
See Notes to Financial Statements.

TSW MUTUAL FUNDS
TSW EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Percentage of Net Assets	Shares	Value
United Kingdom	2.5%
Georgia Capital PLC(a)		5,000	$99,770
Investec PLC		16,100	99,751
			199,521
United States	4.5%
ACM Research, Inc. - Class A(a)		3,100	72,354
MercadoLibre, Inc.(a)		50	97,543
Tecnoglass, Inc.		600	42,930
Yum China Holdings, Inc.		2,700	140,562
			353,389
TOTAL COMMON STOCKS (Cost $6,879,075)			7,854,213
SHORT-TERM INVESTMENTS	1.0%
Northern Institutional Treasury Portfolio (Premier Class), 4.18%(c)		75,901	75,901
TOTAL SHORT-TERM INVESTMENTS (Cost $75,901)			75,901
TOTAL INVESTMENTS (Cost $6,954,976)	100.0%		7,930,114
NET OTHER ASSETS (LIABILITIES)	(0.0%)		(613)
NET ASSETS	100.0%		$7,929,501

(a)Non-income producing security.
(b)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2025, these securities had a total value of $354,373 or 4% of net assets.

(c)7-day current yield as of March 31, 2025 is disclosed.

Abbreviations:
ADR – American Depositary Receipt
GDR – Global Depositary Receipt
At March 31, 2025 the industry sectors (excluding short-term investments) for the TSW Emerging Markets Fund were:
Sector Allocation	% of Net Assets
Information Technology	21.2%
Consumer Discretionary	19.2
Financials	19.1
Communication Services	11.8
Consumer Staples	7.3
Industrials	7.1
Energy	5.1
Health Care	2.9
Materials	2.9
Real Estate	2.5
Total	99.1%
See Notes to Financial Statements.

TSW MUTUAL FUNDS
TSW HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
CORPORATE BONDS	96.9%
Asset Management	1.7%
FS KKR Capital Corp. 7.88%, 01/15/29		$150,000	$158,963
Automotive	1.0%
Clarios Global L.P./Clarios U.S. Finance Co. 6.25%, 05/15/26(a)		100,000	99,963
Banking	0.5%
Citigroup, Inc. (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.73%) 6.95%, 12/31/49(b)		50,000	49,856
Brokerage Assetmanagers Exchanges	1.1%
Citadel L.P. 6.38%, 01/23/32(a)		100,000	102,605
Cable & Satellite	2.4%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.50%, 05/01/32(a)		100,000	86,806
Sirius XM Radio LLC 4.00%, 07/15/28(a)		150,000	139,950
			226,756
Capital Goods	1.0%
Quikrete Holdings, Inc. 6.38%, 03/01/32(a)		100,000	100,635
Commercial Support Services	3.3%
CoreCivic, Inc. 8.25%, 04/15/29		150,000	158,862
GEO Group (The), Inc. 8.63%, 04/15/29		150,000	157,582
			316,444
Consumer Cyclical	2.7%
EZCORP, Inc. 7.38%, 04/01/32(a)		150,000	152,184
Saks Global Enterprises LLC 11.00%, 12/15/29(a)		125,000	101,262
			253,446
Consumer Services	3.4%
PROG Holdings, Inc. 6.00%, 11/15/29(a)		200,000	184,617
Upbound Group, Inc. 6.38%, 02/15/29(a)		150,000	141,821
			326,438
Electrical Equipment	1.6%
WESCO Distribution, Inc. 7.25%, 06/15/28(a)		150,000	152,128
Energy	1.2%
PBF Holding Co. LLC/PBF Finance Corp. 9.88%, 03/15/30(a)		125,000	118,231
See Notes to Financial Statements.

TSW MUTUAL FUNDS
TSW HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Engineering & Construction	2.1%
Installed Building Products, Inc. 5.75%, 02/01/28(a)		$200,000	$197,443
Food	2.1%
Post Holdings, Inc. 6.38%, 03/01/33(a)		200,000	196,663
Health Care Facilities & Services	1.6%
DaVita, Inc. 6.88%, 09/01/32(a)		50,000	50,280
Molina Healthcare, Inc. 6.25%, 01/15/33(a)		100,000	98,419
			148,699
Home Construction	1.8%
Forestar Group, Inc. 5.00%, 03/01/28(a)		175,000	171,237
Household Products	1.9%
Edgewell Personal Care Co. 5.50%, 06/01/28(a)		183,000	179,219
Institutional Financial Services	3.6%
Coinbase Global, Inc. 3.63%, 10/01/31(a)		125,000	105,741
StoneX Group, Inc. 7.88%, 03/01/31(a)		225,000	234,865
			340,606
Insurance	2.6%
Markel Group, Inc. (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.66%) 6.00%, 06/01/25(b)		250,000	248,630
Leisure Facilities & Services	6.5%
Light & Wonder International, Inc. 7.50%, 09/01/31(a)		150,000	153,657
Marriott Ownership Resorts, Inc. 4.75%, 01/15/28		150,000	142,826
Travel + Leisure Co. 6.60%, 10/01/25		175,000	175,091
VOC Escrow Ltd. 5.00%, 02/15/28(a)		150,000	146,319
			617,893
Machinery	2.9%
Regal Rexnord Corp. 6.30%, 02/15/30		150,000	156,004
Titan International, Inc. 7.00%, 04/30/28		125,000	123,651
			279,655
See Notes to Financial Statements.

TSW MUTUAL FUNDS
TSW HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Oil & Gas Supply Chain	9.6%
Genesis Energy L.P./Genesis Energy Finance Corp. 8.00%, 01/15/27		$150,000	$153,014
Hess Midstream Operations L.P. 6.50%, 06/01/29(a)		125,000	127,485
Murphy Oil Corp. 6.00%10/01/32		150,000	144,288
Permian Resources Operating LLC 9.88%, 07/15/31(a)		147,000	161,009
Summit Midstream Holdings LLC 8.63%, 10/31/29(a)		175,000	178,598
Sunoco L.P./Sunoco Finance Corp. 7.00%, 09/15/28(a)		150,000	153,495
			917,889
Other Industrial	2.0%
Brundage-Bone Concrete Pumping Holdings, Inc. 7.50%, 02/01/32(a)		200,000	190,471
Publishing & Broadcasting	1.7%
Nexstar Media, Inc. 4.75%, 11/01/28(a)		175,000	163,883
Real Estate Investment Trusts	5.8%
Iron Mountain, Inc. 6.25%, 01/15/33(a)		250,000	247,590
RHP Hotel Properties L.P./RHP Finance Corp. 7.25%, 07/15/28(a)		150,000	153,596
Uniti Group L.P./Uniti Group Finance 2019, Inc./CSL Capital LLC 10.50%, 02/15/28(a)		144,000	152,970
			554,156
Retail - Consumer Staples	1.1%
Arko Corp. 5.13%, 11/15/29(a)		125,000	101,298
See Notes to Financial Statements.

TSW MUTUAL FUNDS
TSW HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Retail - Discretionary	12.6%
Academy Ltd. 6.00%, 11/15/27(a)		$100,000	$99,803
Bath & Body Works, Inc. 6.88%, 11/01/35		300,000	303,886
BlueLinx Holdings, Inc. 6.00%, 11/15/29(a)		150,000	141,188
Builders FirstSource, Inc. 5.00%, 03/01/30(a)		150,000	143,364
Dillard's, Inc. 7.75%, 07/15/26		175,000	180,613
Macy's Retail Holdings LLC 5.88%, 04/01/29(a)		100,000	97,009
Patrick Industries, Inc. 4.75%, 05/01/29(a)		150,000	140,767
Sonic Automotive, Inc. 4.63%, 11/15/29(a)		100,000	92,075
			1,198,705
Specialty Finance	9.5%
ILFC E-Capital Trust I (Variable, 3M CME Term SOFR + 1.81%) 6.12%, 12/21/65(a)(b)		150,000	124,921
World Acceptance Corp. 7.00%, 11/01/26(a)		100,000	99,166
Burford Capital Global Finance LLC 6.25%, 04/15/28(a)		200,000	198,752
Fortress Transportation and Infrastructure Investors LLC 7.00%, 06/15/32(a)		300,000	304,216
PRA Group, Inc. 5.00%, 10/01/29(a)		200,000	184,207
			911,262
Technology	2.6%
Gen Digital, Inc. 6.25%, 04/01/33(a)		250,000	248,863
Technology Hardware	3.1%
NCR Atleos Corp. 9.50%, 04/01/29(a)		130,000	140,960
Seagate HDD Cayman 8.50%, 07/15/31		150,000	159,309
			300,269
Transportation & Logistics	1.0%
American Airlines, Inc. 7.25%, 02/15/28(a)		100,000	99,494
Transportation Equipment	2.1%
JB Poindexter & Co., Inc. 8.75%, 12/15/31(a)		200,000	205,536
See Notes to Financial Statements.

TSW MUTUAL FUNDS
TSW HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Wholesale - Consumer Staples	0.8%
United Natural Foods, Inc. 6.75%, 10/15/28(a)		$75,000	$74,062
TOTAL CORPORATE BONDS (Cost $9,302,892)			9,251,398
FOREIGN ISSUER BONDS	1.1%
Electric Utilities	1.1%
TransAlta Corp. 7.75%, 11/15/29 (Canada)		100,000	103,837
TOTAL FOREIGN ISSUER BONDS (Cost $101,567)			103,837

	Percentage of Net Assets	Shares	Value
SHORT-TERM INVESTMENTS	0.6%
Northern Institutional Treasury Portfolio (Premier Class), 4.18%(c)		56,860	56,860
TOTAL SHORT-TERM INVESTMENTS (Cost $56,860)			56,860
TOTAL INVESTMENTS (Cost $9,461,319)	98.6%		9,412,095
NET OTHER ASSETS (LIABILITIES)	1.4%		131,847
NET ASSETS	100.0%		$9,543,942

(a)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2025, these securities had a total value of $6,938,824 or 73% of net assets.

(b)Variable or floating rate security. The rate presented is the rate in effect at March 31, 2025, and the related index and spread are shown parenthetically for each security.
(c)7-day current yield as of March 31, 2025 is disclosed.

Abbreviations:
SOFR – Secured Overnight Financing Rate
At March 31, 2025 the TSW High Yield Bond Fund’s investments were concentrated as follows:
Fixed Income Credit Ratings	% of Net Assets
BBB	2.4%
BBB-	1.7
BB	64.4
B	26.6
CCC	2.9
Cash equivalents	0.6
Total	98.6%
See Notes to Financial Statements.

TSW MUTUAL FUNDS
TSW LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	90.6%
Belgium	4.7%
Anheuser-Busch InBev S.A./N.V. - ADR		29,000	$1,785,240
Curacao	1.5%
Schlumberger N.V.		14,000	585,200
Germany	3.2%
Bayer A.G. - ADR		200,000	1,204,000
Ireland	4.1%
Jazz Pharmaceuticals PLC(a)		6,000	744,900
Willis Towers Watson PLC		2,400	811,080
			1,555,980
Japan	1.9%
Nintendo Co. Ltd. - ADR		41,000	703,970
Netherlands	1.4%
AerCap Holdings N.V.		5,000	510,850
United States	73.8%
Alphabet, Inc. - Class C		1,740	271,841
Berkshire Hathaway, Inc. - Class B(a)		2,000	1,065,160
Bio-Rad Laboratories, Inc. - Class A(a)		2,000	487,120
Cigna (The) Group		2,709	891,261
Cisco Systems, Inc.		6,000	370,260
Citigroup, Inc.		15,000	1,064,850
Corpay, Inc.(a)		3,000	1,046,160
Crown Castle, Inc.		8,000	833,840
CVS Health Corp.		19,200	1,300,800
Discover Financial Services		4,000	682,800
Dominion Energy, Inc.		29,000	1,626,030
Elevance Health, Inc.		1,300	565,448
Evergy, Inc.		16,000	1,103,200
FedEx Corp.		2,000	487,560
First Citizens BancShares, Inc. - Class A		300	556,236
Global Payments, Inc.		5,300	518,976
Hess Corp.		8,000	1,277,840
HF Sinclair Corp.		19,000	624,720
Jacobs Solutions, Inc.		4,000	483,560
Johnson & Johnson		3,000	497,520
Kinder Morgan, Inc.		37,600	1,072,728
Kraft Heinz (The) Co.		54,100	1,646,263
Liberty Broadband Corp. - Class C(a)		15,000	1,275,750
Lockheed Martin Corp.		1,800	804,078
McKesson Corp.		1,800	1,211,382
Merck & Co., Inc.		5,000	448,800
Pfizer, Inc.		29,700	752,598
Progressive (The) Corp.		3,600	1,018,836
Regeneron Pharmaceuticals, Inc.		1,200	761,076
See Notes to Financial Statements.

TSW MUTUAL FUNDS
TSW LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Percentage of Net Assets	Shares	Value
Sirius XM Holdings, Inc.		25,633	$577,896
SS&C Technologies Holdings, Inc.		8,000	668,240
Warner Bros Discovery, Inc.(a)		77,200	828,356
Williams Cos. (The), Inc.		17,225	1,029,366
			27,850,551
TOTAL COMMON STOCKS (Cost $27,450,217)			34,195,791
SHORT-TERM INVESTMENTS	9.4%
Northern Institutional Treasury Portfolio (Premier Class), 4.18%(b)		3,561,422	3,561,422
TOTAL SHORT-TERM INVESTMENTS (Cost $3,561,422)			3,561,422
TOTAL INVESTMENTS (Cost $31,011,639)	100.0%		37,757,213
NET OTHER ASSETS (LIABILITIES)	0.0%		1,464
NET ASSETS	100.0%		$37,758,677

(a)Non-income producing security.
(b)7-day current yield as of March 31, 2025 is disclosed.

Abbreviations:
ADR – American Depositary Receipt
At March 31, 2025 the industry sectors (excluding short-term investments) for the TSW Large Cap Value Fund were:
Sector Allocation	% of Net Assets
Health Care	23.5%
Financials	17.9
Energy	12.2
Communication Services	9.7
Consumer Staples	9.1
Industrials	7.8
Utilities	7.2
Real Estate	2.2
Information Technology	1.0
Total	90.6%
See Notes to Financial Statements.

TSW MUTUAL FUNDS
STATEMENTS OF ASSETS & LIABILITIES
March 31, 2025 (Unaudited)

	TSW Core Plus Bond Fund	TSW Emerging Markets Fund	TSW High Yield Bond Fund	TSW Large Cap Value Fund
Assets:
Investments, at cost	$67,501,794	$6,954,976	$9,461,319	$31,011,639
Investments, at value	66,935,455	7,930,114	9,412,095	37,757,213
Foreign currencies (Cost: $0, $5,903, $0 and $0, respectively)	—	5,886	—	—
Receivable for interest	624,175	—	163,798	—
Receivable for dividends	15,098	10,265	412	31,743
Reclaims receivable	—	1,290	—	10,400
Receivable for investments sold	—	9,024	—	654,241
Receivables for capital shares sold	238,320	—	45,073	4,130
Receivable from investment adviser	16,016	6,743	5,424	4,069
Prepaid expenses	18,488	18,749	8,259	8,545
Total Assets	67,847,552	7,982,071	9,635,061	38,470,341
Liabilities:
Securities purchased payable	—	—	—	655,304
Capital shares redeemed payable	4,619	—	9,967	—
Distributions payable to shareholders	248,788	—	49,210	—
Investment advisory fees payable	22,791	5,436	4,108	18,580
Accounting and Administration fees payable	20,831	11,377	11,415	16,878
Audit fees payable	14,501	12,262	12,749	14,683
Treasurer Service fees payable	426	51	63	243
Compliance fees payable	448	69	87	352
Deferred foreign capital gains tax payable	—	12,848	—	—
Accrued expenses and other payables	107,372	10,527	3,520	5,624
Total Liabilities	419,776	52,570	91,119	711,664
Net Assets	$67,427,776	$7,929,501	$9,543,942	$37,758,677
Net Assets:
Paid in capital	$67,982,844	$8,613,591	$10,427,303	$28,095,803
Distributable earnings (loss)	(555,068)	(684,090)	(883,361)	9,662,874
Net Assets	$67,427,776	$7,929,501	$9,543,942	$37,758,677
Net Assets:
Institutional	$67,427,776	$7,929,501	$9,543,942	$37,758,677
Share of Common Stock Outstanding:
Institutional	6,695,289	833,466	1,039,490	2,745,023
Net Asset Value per Share:
Institutional	$10.07	$9.51	$9.18	$13.76
See Notes to Financial Statements.

TSW MUTUAL FUNDS
STATEMENTS OF OPERATIONS
For the six months ended March 31, 2025 (Unaudited)

	TSW Core Plus Bond Fund	TSW Emerging Markets Fund	TSW High Yield Bond Fund	TSW Large Cap Value Fund
Investment Income:
Dividend income (Net of foreign withholding tax of $0, $7,587, $0 and $598, respectively)	$73,874	$63,448	$3,739	$438,350
Interest income	1,221,925	—	316,240	—
Total investment income	1,295,799	63,448	319,979	438,350
Operating expenses:
Investment advisory	108,224	30,558	24,190	107,445
Accounting and Administration fees	16,483	10,017	8,458	13,018
Treasurer Service fees	1,076	152	192	736
Audit fees	10,292	10,233	10,061	10,179
Compliance fees	978	178	226	882
Trustees	2,003	380	482	1,868
Legal	4,359	760	965	3,784
Registration	3,404	14,571	11,723	10,340
Offering costs	68,323	—	—	—
Other	10,271	6,983	5,096	10,585
Total expenses before reductions	225,413	73,832	61,393	158,837
Expenses reduced by investment advisor	(90,133)	(36,016)	(29,946)	(23,604)
Net expenses	135,280	37,816	31,447	135,233
Net investment income	1,160,519	25,632	288,532	303,117
Realized and Unrealized Gains (Losses) from Investment Activities:
Net realized gains (losses) from investment transactions	8,480	(128,170)	32,177	3,119,538
Net realized losses from foreign currency transactions	—	(1,161)	—	—
Change in unrealized appreciation (depreciation) on investments	(744,311)	(26,185)	(194,385)	(1,304,535)
Change in unrealized appreciation (depreciation) on foreign currency	—	(413)	—	—
Net realized and unrealized gains (losses) from investment activities	(735,831)	(155,929)	(162,208)	1,815,003
Change in Net Assets Resulting from Operations	$424,688	$(130,297)	$126,324	$2,118,120
See Notes to Financial Statements.

TSW MUTUAL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
For the six months ended March 31, 2025 (Unaudited) and the year ended September 30, 2024

	TSW Core Plus Bond Fund		TSW Emerging Markets Fund
	2025	2024(a)	2025	2024
Increase (decrease) in net assets:
Operations:
Net investment income	$1,160,519	$117,011	$25,632	$112,970
Net realized gains (losses) from investments and foreign currency transactions	8,480	237	(129,331)	(353,472)
Change in unrealized appreciation (depreciation) on investments and foreign currency	(744,311)	177,972	(26,598)	1,404,783
Change in net assets resulting from operations	424,688	295,220	(130,297)	1,164,281
Dividends paid to shareholders:
From distributable earnings:
Institutional Shares	(1,160,282)	(116,886)	(235,056)	(216,019)
Total dividends paid to shareholders	(1,160,282)	(116,886)	(235,056)	(216,019)
Net Capital Transactions:
Institutional Shares	41,248,109	26,736,927	158,828	560,876
Change in net assets from capital transactions	41,248,109	26,736,927	158,828	560,876
Change in net assets	40,512,515	26,915,261	(206,525)	1,509,138
Net assets:
Beginning of period	26,915,261	—	8,136,026	6,626,888
End of period	$67,427,776	$26,915,261	$7,929,501	$8,136,026

(a)	For the period from May 15, 2024, commencement of operations, to September 30, 2024.
See Notes to Financial Statements.

TSW MUTUAL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
For the six months ended March 31, 2025 (Unaudited) and the year ended September 30, 2024

	TSW High Yield Bond Fund		TSW Large Cap Value Fund
	2025	2024	2025	2024
Increase (decrease) in net assets:
Operations:
Net investment income	$288,532	$605,304	$303,117	$566,682
Net realized gains (losses) from investments and foreign currency transactions	32,177	(125,074)	3,119,538	2,358,154
Change in unrealized appreciation (depreciation) on investments and foreign currency	(194,385)	882,651	(1,304,535)	3,760,460
Change in net assets resulting from operations	126,324	1,362,881	2,118,120	6,685,296
Dividends paid to shareholders:
From distributable earnings:
Institutional Shares	(288,532)	(605,303)	(2,650,898)	(2,902,371)
Total dividends paid to shareholders	(288,532)	(605,303)	(2,650,898)	(2,902,371)
Net Capital Transactions:
Institutional Shares	(43,142)	(4,161,660)	634,073	(1,203,328)
Change in net assets from capital transactions	(43,142)	(4,161,660)	634,073	(1,203,328)
Change in net assets	(205,350)	(3,404,082)	101,295	2,579,597
Net assets:
Beginning of period	9,749,292	13,153,374	37,657,382	35,077,785
End of period	$9,543,942	$9,749,292	$37,758,677	$37,657,382
See Notes to Financial Statements.

TSW MUTUAL FUNDS
FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period
For the periods indicated

	Institutional Shares
TSW Core Plus Bond Fund	Six Months Ended March 31, 2025 (Unaudited)	Period Ended September 30, 2024(a)
Net asset value, beginning of period	$10.34	$10.00
Income (loss) from investment operations:
Net investment income(b)	0.21	0.17
Net realized and unrealized gains (losses) from investments and foreign currency	(0.27)	0.34
Total from investment operations	(0.06)	0.51
Less distributions paid:
From net investment income	(0.21)	(0.17)
Total distributions paid	(0.21)	(0.17)
Change in net asset value	(0.27)	0.34
Net asset value, end of period	$10.07	$10.34
Total return	(0.53%)(c)	5.19%(c)
Ratios/Supplemental data:
Net assets, end of period (000's)	$67,428	$26,915
Ratio of net expenses to average net assets	0.50%(d)	0.50%(d)
Ratio of net investment income to average net assets	4.29%(d)	4.47%(d)
Ratio of gross expenses to average net assets	0.83%(d)	3.64%(d)
Portfolio turnover rate(e)	13.60%(c)	1.44%(c)

(a)	For the period from May 15, 2024, commencement of operations, to September 30, 2024.
(b)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover is calculated at the fund level without regard to each class of shares.
See Notes to Financial Statements.

TSW MUTUAL FUNDS
FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period
For the periods indicated

	Institutional Shares
TSW Emerging Markets Fund	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Year Ended September 30, 2023	Period Ended September 30, 2022(a)
Net asset value, beginning of period	$9.99	$8.82	$7.25	$10.00
Income (loss) from investment operations:
Net investment income(b)	0.03	0.14	0.14	0.13
Net realized and unrealized gains (losses) from investments and foreign currency	(0.22)	1.32	1.57	(2.88)
Total from investment operations	(0.19)	1.46	1.71	(2.75)
Less distributions paid:
From net investment income	(0.29)	(0.29)	(0.14)	—
Total distributions paid	(0.29)	(0.29)	(0.14)	—
Change in net asset value	(0.48)	1.17	1.57	(2.75)
Net asset value, end of period	$9.51	$9.99	$8.82	$7.25
Total return	(1.77%)(c)	16.98%	23.63%	(27.50%)(c)
Ratios/Supplemental data:
Net assets, end of period (000's)	$7,930	$8,136	$6,627	$7,253
Ratio of net expenses to average net assets	0.99%(d)	0.99%	0.99%	0.99%(d)
Ratio of net investment income to average net assets	0.67%(d)	1.54%	1.56%	1.88%(d)
Ratio of gross expenses to average net assets	1.93%(d)	1.75%	2.21%	2.22%(d)
Portfolio turnover rate(e)	19.20%(c)	32.29%	18.44%	11.47%(c)

(a)	For the period from December 21, 2021, commencement of operations, to September 30, 2022.
(b)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover is calculated at the fund level without regard to each class of shares.
See Notes to Financial Statements.

TSW MUTUAL FUNDS
FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period
For the periods indicated

	Institutional Shares
TSW High Yield Bond Fund	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Year Ended September 30, 2023	Period Ended September 30, 2022(a)
Net asset value, beginning of period	$9.34	$8.71	$8.32	$10.00
Income (loss) from investment operations:
Net investment income(b)	0.28	0.55	0.51	0.43
Net realized and unrealized gains (losses) from investments and foreign currency	(0.16)	0.63	0.39	(1.67)
Total from investment operations	0.12	1.18	0.90	(1.24)
Less distributions paid:
From net investment income	(0.28)	(0.55)	(0.51)	(0.44)
Total distributions paid	(0.28)	(0.55)	(0.51)	(0.44)
Change in net asset value	(0.16)	0.63	0.39	(1.68)
Net asset value, end of period	$9.18	$9.34	$8.71	$8.32
Total return	1.25%(c)	13.90%	10.98%	(12.75%)(c)
Ratios/Supplemental data:
Net assets, end of period (000's)	$9,544	$9,749	$13,153	$11,184
Ratio of net expenses to average net assets	0.65%(d)	0.65%	0.65%	0.65%(d)
Ratio of net investment income to average net assets	5.96%(d)	6.07%	5.87%	5.01%(d)
Ratio of gross expenses to average net assets	1.27%(d)	1.28%	1.31%	1.90%(d)
Portfolio turnover rate(e)	25.01%(c)	36.54%	74.03%	31.64%(c)

(a)	For the period from October 26, 2021, commencement of operations, to September 30, 2022.
(b)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover is calculated at the fund level without regard to each class of shares.
See Notes to Financial Statements.

TSW MUTUAL FUNDS
FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period
For the periods indicated

	Institutional Shares
TSW Large Cap Value Fund	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Year Ended September 30, 2023	Period Ended September 30, 2022(a)	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2019
Net asset value, beginning of period	$13.99	$12.66	$12.71	$15.60	$11.46	$12.50	$13.69
Income (loss) from investment operations:
Net investment income(b)	0.11	0.20	0.20	0.14	0.03	0.08	0.22
Net realized and unrealized gains (losses) from investments and foreign currency	0.66	2.19	1.37	(1.10)	4.74	(0.58)	0.39
Total from investment operations	0.77	2.39	1.57	(0.96)	4.77	(0.50)	0.61
Less distributions paid:
From net investment income	(0.12)	(0.21)	(0.19)	(0.11)	(0.05)	(0.10)	(0.20)
From net realized gains	(0.88)	(0.85)	(1.43)	(1.82)	(0.58)	(0.44)	(1.60)
Total distributions paid	(1.00)	(1.06)	(1.62)	(1.93)	(0.63)	(0.54)	(1.80)
Change in net asset value	(0.23)	1.33	(0.05)	(2.89)	4.14	(1.04)	(1.19)
Net asset value, end of period	$13.76	$13.99	$12.66	$12.71	$15.60	$11.46	$12.50
Total return	5.75%(c)	19.99%	12.28%	(7.11%)(c)	42.90%	(4.25%)	6.38%
Ratios/Supplemental data:
Net assets, end of period (000's)	$37,759	$37,657	$35,078	$35,215	$39,445	$30,593	$35,956
Ratio of net expenses to average net assets	0.73%(d)	0.73%	0.73%	0.78%(d)	1.20%	1.20%	1.20%
Ratio of net investment income to average net assets	1.64%(d)	1.55%	1.51%	1.03%(d)	0.24%	0.70%	1.78%
Ratio of gross expenses to average net assets	0.86%(d)	0.95%	0.73%	0.98%(d)	1.77%	1.88%	1.74%
Ratio of expense recoupment to average net assets	—	—	0.02%	—	—	—	—
Portfolio turnover rate(e)	26.80%(c)	40.50%	21.24%	46.37%(c)	29.00%	64.00%	46.00%

(a)	For the period from November 1, 2021 to September 30, 2022.
(b)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover is calculated at the fund level without regard to each class of shares.
See Notes to Financial Statements.

TSW MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)

Perpetual Americas Funds Trust (the “Trust”) (formerly JOHCM Funds Trust) is a Massachusetts business trust operating under a Second Amended and Restated Agreement and Declaration of  Trust (the “Trust Agreement”).  As an open-end registered investment company (as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08), the Trust follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services - Investment Companies”. The TSW Core Plus Bond Fund, the TSW Emerging Markets Fund, the TSW High Yield Bond Fund, and the TSW Large Cap Value Fund (each, a “Fund” and collectively, the “Funds”) are each a diversified fund, a series of the Trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a management investment company. The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest in separate series of the Trust.
Each Fund is authorized to issue up to four classes of shares as follows: Advisor, Investor, Institutional and Class Z shares. Each class of shares is distinguished by the class-specific shareholder servicing and distribution (Rule 12b-1) fees and/or sub-transfer agency fees incurred, as applicable. As of March 31, 2025, the following classes of shares were in operation:
Fund	Commencement Date	Investment Objective
TSW Core Plus Bond Fund	Institutional Shares: May 15, 2024	to seek strong, risk-adjusted total return over a market cycle
TSW Emerging Markets Fund	Institutional Shares: December 21, 2021	to maximize long-term capital appreciation
TSW High Yield Bond Fund	Institutional Shares: October 26, 2021	to seek high current income with a secondary focus on capital appreciation
TSW Large Cap Value Fund	Institutional Shares: July 16, 1992	to seek maximum long-term total return, consistent with reasonable risk to principal
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust and Funds. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.
Prior to December 6, 2021, the TSW Large Cap Value Fund operated as the TS&W Equity Portfolio, a series of Advisors’ Inner Circle Fund, which was reorganized into the Trust on December 6, 2021.
A. Significant accounting policies related to investments are as follows:
INVESTMENT VALUATION
Investments are recorded at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:
• Level 1 — quoted prices in active markets for identical assets
• Level 2 — other significant observable inputs (including adjustments made to quoted prices of a security, quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short-term debt securities may be valued using amortized cost. Generally, amortized cost approximates the current value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.

TSW MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)

Security prices are generally provided by an independent third party pricing service approved by the Trustees as of the close of the New York Stock Exchange, normally at 4:00 p.m. Eastern Time, each business day on which the share price of the Funds are calculated. Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the latest quotations as of the close of the primary exchange. Investments in closed-end investment companies are valued at the last quoted sales prices or official closing prices taken from the primary market or composite in which each security trades. Investments in other open-end registered investment companies, including money market funds, are valued at their respective net asset value as reported by such companies. In these types of situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Debt and other fixed income securities, if any, are generally valued at an evaluated price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques, which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.
The Trustees have designated JOHCM (USA) Inc d/b/a Perpetual Americas Funds Services, investment adviser to the Funds, as the Funds’ Valuation Designee with responsibility for establishing fair value, in accordance with the Trust's valuation policy, when the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service did not provide a price, a furnished price was in error, certain stale prices, or an event occurred that materially affected the furnished price). In addition, fair value pricing may be used if events materially affecting the value of non-U.S. securities occur between the time when the exchange on which they are traded closes and the time when a Fund’s net asset value is calculated. The Funds identify possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Funds generally use a systematic valuation model provided by an approved independent third party pricing service to fair value their international equity securities.
In the fair value situations noted above, while the Trust’s valuation policy is intended to result in a calculation of each Fund’s net asset value that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined pursuant to these guidelines would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold, and these differences could be material to the financial statements. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.
The following is a summary of the valuation inputs used as of March 31, 2025 in valuing Funds' investments based upon the three fair value levels defined above:
Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
TSW Core Plus Bond Fund
Corporate Bonds*	$—	$31,080,340	$—	$31,080,340
Foreign Issuer Bonds	—	51,918	—	51,918
Mortgage-Backed Securities	—	7,120,371	—	7,120,371
U.S. Government Obligations	—	23,617,441	—	23,617,441
Short-Term Investments	5,065,385	—	—	5,065,385
Total Investments	$5,065,385	$61,870,070	$ —	$66,935,455
TSW Emerging Markets Fund
Common Stocks:*
Brazil	$531,567	$—	$—	$531,567
Canada	161,500	—	—	161,500
Guatemala	104,432	—	—	104,432

TSW MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)

Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
India	$258,464	$926,050	$—	$1,184,514
Mexico	305,729	—	—	305,729
United States	353,389	—	—	353,389
Other*	—	5,213,082	—	5,213,082
Total Common Stocks*	$1,715,081	$6,139,132	$ —	$7,854,213
Short-Term Investments	$75,901	$—	$—	$75,901
Total Investments	$1,790,982	$6,139,132	$ —	$7,930,114
TSW High Yield Bond Fund
Corporate Bonds*	$—	$9,251,398	$—	$9,251,398
Foreign Issuer Bonds*	—	103,837	—	103,837
Short-Term Investments	56,860	—	—	56,860
Total Investments	$56,860	$9,355,235	$ —	$9,412,095
TSW Large Cap Value Fund
Common Stocks*	$34,195,791	$—	$—	$34,195,791
Short-Term Investments	3,561,422	—	—	3,561,422
Total Investments	$37,757,213	$ —	$ —	$37,757,213

*	See additional categories in the Schedule of Investments.
As of March 31, 2025, there were no Level 3 securities held by the Funds. There were no transfers to or from Level 3 during the period ended March 31, 2025.
EQUITY-LINKED SECURITIES
The Funds may invest in equity-linked securities, also known as participation notes. The Funds may use these instruments as an alternate means to gain exposure to what is generally an emerging securities market, such as countries in which it does not have local accounts. These instruments represent interests in securities listed on certain foreign exchanges, and thus present similar risks to investing directly in such equity securities. These instruments are generally issued by the associates of foreign-based brokerages and domestic institutional brokerages. Accordingly, the equity-linked securities also expose investors to counterparty risk, which is the risk that the entity issuing the note may not be able to honor its financial commitments.
CURRENCY TRANSACTIONS
The functional and reporting currency for the Funds is the U.S. dollar. The market values of non-U.S. securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gains (losses) from investment activities on the Statements of Operations. The Funds may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains or losses arising from sales of spot foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gains (losses) from foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in Change in unrealized appreciation (depreciation) on foreign currency on the Statements of Operations.

TSW MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)

The Funds may engage in spot currency transactions for the purpose of non-U.S. security settlement and operational processes. Certain Funds are authorized to enter into forward foreign currency exchange contracts, for the purchase or sale of a specific foreign currency at a specified exchange rate on a future date as a hedge against either specific transactions or portfolio positions, or as a cross-hedge transaction or for speculative purposes. The objective of a Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of a Fund’s foreign currency denominated securities will decline in value due to change in foreign currency exchange rates. Changes in foreign currency exchange rates will affect the value of a Funds’ securities and the price of a Funds’ shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also may have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.
All forward foreign currency exchange contracts are marked-to-market daily at the applicable exchange rates. Any unrealized gains or losses are recorded in Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts in the Statements of Operations. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Realized gains or losses, if any, are included in Net realized gains (losses) on forward foreign exchange contracts in the Statements of Operations.
Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The Funds bear the market risk from changes in forward foreign currency exchange rates and the credit risk if the counterparty to the contract fails to perform. The institutions that deal in forward foreign currency exchange contracts are not required to continue to make markets in the currencies they trade and these markets can experience periods of illiquidity.
There were no forward foreign currency exchange contracts as of or for the six months ended March 31, 2025.
WHEN-ISSUED/DELAYED DELIVERY SECURITIES
Certain Funds purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time a Fund enters into the commitment to purchase a security, the transaction is recorded and the value of the commitment is reflected in the NAV. The value of the commitment may vary with market fluctuations. No interest accrues to a Fund until settlement takes place. When-issued securities at March 31, 2025, if any, are noted in each Fund’s Schedule of Investments and in aggregate as Payable for when-issued securities, in each Fund’s Statement of Assets & Liabilities.
INVESTMENT TRANSACTIONS AND INCOME
Investment transactions are accounted for no later than one business day after trade date. For financial reporting purposes, investments are reported as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recognized on the ex-dividend date. Dividends from non-U.S. securities are recorded on the ex-dividend date, or as soon as the information is available, and reflect applicable foreign withholdings taxes and any related reclaim amounts. Non-cash dividends are recognized as investment income at the fair value of the asset received.
EXPENSE ALLOCATIONS
Expenses directly attributable to a Fund are charged to that Fund, while expenses that are attributable to more than one Fund are allocated among the applicable Funds in the Trust on a pro-rata basis based on relative net assets or another reasonable basis. Certain expenses that arise in connection with a class of shares are charged to that class of shares.
The investment income, expenses (other than class-specific expenses charged to a class), and realized/unrealized gains/losses on investments are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized/unrealized gains/losses are incurred.

TSW MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)

DIVIDENDS AND DISTRIBUTIONS
Distributions of dividends from net investment income, if any, are declared and paid as follows:
Declaration and Payment Frequency
TSW Core Plus Bond Fund	Daily/Monthly
TSW Emerging Markets Fund	Annually
TSW High Yield Bond Fund	Daily/Monthly
TSW Large Cap Value Fund	Quarterly
The Funds intend to distribute their net realized long-term capital gains and their net realized short-term capital gains at least once a year.
Distributions from net investment income and from net realized capital gain are determined in accordance with U.S. federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. treatment of certain dividend distributions, gains/losses, return of capital, etc.), such amounts are reclassified within the composition of net assets based on their U.S. federal tax-basis treatment; temporary differences do not require reclassification. Distributions to shareholders that exceed net investment income and net realized capital gains for tax purposes are reported as return of capital.
U.S. FEDERAL INCOME TAX INFORMATION
No provision is made for U.S. federal income taxes as each Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and distribute substantially all of its net investment income and net realized capital gain in accordance with the Code.
The Funds analyzed all open tax years, as defined by the applicable statute of limitations, for all major jurisdictions that remain subject to examination. The Funds’, excluding the TSW Large Cap Value Fund, U.S. federal income tax returns for the tax years ended September 30, 2021 through September 30, 2024, as applicable, remain subject to examination by the Internal Revenue Service. The TSW Large Cap Value Fund's U.S. federal income tax returns for the tax years ended October 31, 2021 and September 30, 2022 through September 30, 2024 remain subject to examination by the Internal Revenue Service. Interest or penalties incurred, if any, on future unknown or uncertain tax positions taken by the Funds will be recorded as interest expense on the Statements of Operations.
Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
USE OF ESTIMATES
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.
CAPITAL GAIN TAXES
Investments in certain non-U.S. securities may subject the Funds to capital gain taxes on the disposal of those securities. Any capital gains assessed will reduce the proceeds received on the sale and be reflected in net realized gain/loss on the transaction. The Funds estimate and accrue foreign capital gain taxes on certain investments held which impact the amount of unrealized appreciation/depreciation on such investments. The TSW Emerging Markets Fund paid $1,950 in capital gain taxes which are netted with any refunds received during the period. This amount is included in the net realized gains (losses) from investment transactions on the Statements of Operations.

TSW MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)

OFFERING COSTS
Offering costs consist of expenses incurred to establish a Fund, enable it legally to do business, and primarily include certain registration fees, legal fees, and print fees in connection with initial registration statement and offering of the Fund. Offering costs are accounted for as deferred costs and amortized to expense over a Fund’s first twelve months of operations on a straight-line basis.
OTHER RISKS
Securities markets outside the U.S., while growing in volume, have for the most part substantially less volume than U.S. markets, and many securities traded on these foreign markets are less liquid and their prices are more volatile than securities of comparable U.S. companies. In addition, settlement of trades in some non-U.S. markets is much slower and more subject to failure than in U.S. markets. Other risks associated with investing in foreign securities include, among other things, imposition of exchange control regulation by the U.S. or foreign governments, U.S. and non-U.S. withholding taxes, limitations on the removal of funds or other assets, policies of governments with respect to possible nationalization of their industries, and economic or political instability in foreign nations. There may be less publicly available information about certain foreign companies than would be the case for comparable companies in the U.S., and certain foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to or as uniform as those of U.S. companies.
Certain Funds may invest in emerging market securities. Investing in emerging market securities involves risks which are in addition to the usual risks inherent in foreign investments. These countries generally are located in the Asia and Pacific regions, the Middle East, Eastern Europe, Central America, South America and Africa. Some countries with emerging securities markets have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries. Moreover, the economies of some countries may differ favorably or unfavorably from the U.S. economy in such respects as rate of growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency, number and depth of industries forming the economy’s base, condition and stability of financial institutions, governmental controls and investment restrictions that are subject to political change and balance of payments position. Further, a Fund may face greater difficulties or restrictions with respect to investments made in emerging markets countries than in the U.S. Satisfactory custodial services may not be available in some emerging markets countries, which may result in a Fund incurring additional costs and delays in the trading and custody of such securities.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics, have been and may be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a Fund’s investments. An epidemic or pandemic can result in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, which may adversely affect markets, issuers, and/or non-U.S. exchange rates. The effects of any disease outbreak may be greater in countries with less developed disease prevention and control programs and may also exacerbate other pre-existing political, social, economic, market and financial risks. A pandemic and its effects can result in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn or recession. Infectious illness outbreaks can adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. Any such events could have a significant adverse impact on the value of a Fund’s investments.
In February 2022, Russia commenced a large-scale military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the regional and the global financial markets and economies. In addition, sanctions imposed on Russia, Russian individuals, and Russian corporate and banking entities by the U.S. and other countries, and any sanctions imposed in the future, may have a significant adverse impact on the Russian economy and related markets. Such actions may also result in a decline in the value and liquidity of Russian securities and a weakening of the ruble, and will impair a Fund’s ability to buy, sell, receive, or deliver Russian securities. In addition, securities market trading halts related to the conflict could adversely impact the value and liquidity of a Fund’s holdings and could impair a Fund’s ability to transact in and/or value portfolio securities. The ramifications of the conflict and related sanctions may negatively impact other regional and global financial markets (including in Europe

TSW MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)

and the U.S.), companies in other countries (including those that have done business in Russia), and various sectors, industries and markets for securities and commodities, such as oil and natural gas. The price and liquidity of a Fund’s investments may fluctuate widely as a result of the conflict and related events. The extent and duration of the military conflict or future escalation of such hostilities (including cyberattacks), the extent and impact of existing and future sanctions, market disruptions and volatility, and the result of any diplomatic negotiations cannot be predicted. These and any related events could have a significant adverse impact on Fund performance and the value of an investment in a Fund.
B. Fees and Transactions with Affiliates and Other Parties
The Trust, on behalf of the Funds, has entered into an Amended and Restated Investment Advisory Agreement (the “Agreement”) with JOHCM (USA) Inc d/b/a Perpetual Americas Funds Services (the “Adviser” or “PAFS”) to provide investment management services to the Funds.
Total fees incurred pursuant to the Agreement are reflected as “Investment Advisory” fees on the Statements of Operations. Under the terms of the Agreement, PAFS receives an annual fee, computed daily and payable monthly, at the annual rates set forth in the following table (expressed as a percentage of each Fund’s respective average daily net assets). The Trust, on behalf of the Funds, and PAFS have entered into a Third Amended and Restated Expense Limitation Agreement whereby PAFS has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, expenses associated with investments in underlying investment companies, brokerage commissions, interest, dividends, litigation and indemnification expenses) exceed the rates in the table below (expressed as a percentage of each Fund’s respective average daily net assets).
Fund	Class	Advisory Fee	Expense Limitation
TSW Core Plus Bond Fund	Institutional	0.40%	0.50%
TSW Emerging Markets Fund	Institutional	0.80%	0.99%
TSW High Yield Bond Fund	Institutional	0.50%	0.65%
TSW Large Cap Value Fund	Institutional	0.58%	0.73%
The Third Amended and Restated Expense Limitation Agreement is effective until February 1, 2026 for the Funds. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) to exceed the current expense limitation at the time of repayment or the applicable expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board at any time and will terminate automatically upon termination of the Agreement.
Thompson, Siegel & Walmsley LLC (the “Sub-Adviser” or “TSW”) serves as the investment sub-adviser to the Funds. For its services, the Sub-Adviser is paid a fee of 0.25%, 0.65%, 0.35%, and 0.43%, based on average daily net assets of the TSW Core Plus Bond Fund, TSW Emerging Markets Fund, TSW High Yield Bond Fund and TSW Large Cap Value Fund, respectively, by the Adviser.

TSW MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)

For the six months ended March 31, 2025, the Funds incurred advisory fees payable to PAFS, received expense waivers/reimbursements from PAFS, and paid expense recoupments to PAFS as follows:
Fund	Advisory Fee to PAFS	Expenses Reduced by PAFS	Advisory Waivers Recouped by PAFS
TSW Core Plus Bond Fund	$108,224	$90,133	$—
TSW Emerging Markets Fund	30,558	36,016	—
TSW High Yield Bond Fund	24,190	29,946	—
TSW Large Cap Value Fund	107,445	23,604	—

The balances of recoverable expenses to PAFS by the Funds at March 31, 2025 were as follows:
For the period ended:	Expiring	TSW Core Plus Bond Fund	TSW Emerging Markets Fund	TSW High Yield Bond Fund	TSW Large Cap Value Fund
September 30, 2022	September 30, 2025	$ —	$84,709 *	$135,241 **	$40,060 ***
September 30, 2023	September 30, 2026	—	85,549	79,563	—
September 30, 2024	September 30, 2027	82,052 ****	55,765	63,024	80,022
Six months ended March 31, 2025	September 30, 2028	90,133	36,016	29,946	23,604
Balances of Recoverable Expenses to PAFS		$172,185	$262,039	$307,774	$143,686

*	For the period from December 21, 2021, commencement of operations, to September 30, 2022.
**	For the period from October 26, 2021, commencement of operations, to September 30, 2022.
***	For the period from December 6, 2021, commencement of operations, to September 30, 2022.
****	For the period from May 15, 2024, commencement of operations, to September 30, 2024.
Perpetual Americas Funds Distributors, LLC (the “Distributor”), a wholly owned subsidiary of Foreside Financial Group, LLC d/b/a ACA Group (“ACA Group”), provides distribution services to the Funds pursuant to a distribution agreement with the Trust, on behalf of the Funds. The Distributor acts as an agent of the Trust in connection with the offering of the shares of the Funds on a continuous basis. PAFS, at its own expense, pays the Distributor an annual base fee, an asset-based fee and reimbursement for certain expenses and out-of-pocket costs incurred on behalf of the Funds. Neither the Distributor nor ACA Group is affiliated with the Trust, the Adviseror TSW.
The Northern Trust Company (“Northern Trust”) serves as the administrator, transfer agent, custodian and fund accounting agent for the Funds pursuant to written agreements with the Trust on behalf of the Funds. The Funds have agreed to pay Northern Trust a tiered basis-point fee based on the Trust’s complex level net assets, certain per account and transaction charges, other fees for additional service activities, and reimbursement of certain expense. Total fees paid to Northern Trust for their services are reflected as “Accounting and Administration” fees on the Statements of Operations.
Foreside Fund Officer Services, LLC, an affiliate of ACA Group, provides principal financial officer and treasurer services for the Funds pursuant to a written agreement with the Trust on behalf of the Funds. The Funds have agreed to pay ACA Group an annual fee based on the level of net assets in the Fund complex, subject to an overall minimum annual fee of $200,000 for these services, and reimburse for certain expenses incurred on behalf of the Funds. Total fees allocated to the Funds and paid to ACA Group pursuant to these agreements are reflected as “Treasurer Service” fees on the Statements of Operations.
PAFS and the Trust have entered into an Amended and Restated Administration and Compliance Support Services Agreement (the “ACSS Agreement”) pursuant to which PAFS provides, coordinates or otherwise supports the provision of, administration and compliance services for the Trust. As full compensation for the services rendered and expenses borne by PAFS in connection with the services PAFS

TSW MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)

provides under the ACSS Agreement, the Trust, on behalf of each Fund, agrees to reimburse PAFS in such amounts as are approved by the Board from time to time. Total fees allocated to the Funds and paid to PAFS pursuant to the ACSS Agreement are reflected as “Compliance” fees in the Statements of Operations.
PAFS and the Trust have entered into an Amended and Restated Institutional Class Shareholder Services, Record keeping and Sub-Transfer Agency Agreement (the “Shareholder Services Agreement”). Pursuant to the Shareholder Services Agreement, the Trust, on behalf of each Fund, agrees that Institutional Shares of each Fund shall reimburse PAFS or its designee for any payments PAFS or such designee makes to third-party service providers for personal services, accounting or subaccounting, record keeping and/or other administrative services provided to beneficial holders of Institutional Class shares of the Funds. Payments by a Fund pursuant to the Shareholder Services Agreement shall not exceed such amounts as are approved by the Board from time to time. The Funds incurred no fees pursuant to the Shareholder Services Agreement during the six months ended March 31, 2025.
Certain officers of the Trust are affiliated with PAFS, ACA Group, Northern Trust, or the Distributor and receive no compensation directly from the Funds for serving in their respective roles. The Trust pays each trustee who is not an “interested person” within the meaning of Section 2(a)(19) of the 1940 Act (“Independent Trustee”) compensation for their services based on an annual retainer of $140,000, certain committee and chairperson retainers and reimbursement for certain expenses. For the six months ended March 31, 2025, the aggregate Independent Trustee compensation paid by the Trust was $377,000. The amount of total Independent Trustee compensation and reimbursement of out-of-pocket expenses allocated from the Trust to the Funds is reflected as “Trustees” expenses on the Statements of Operations.
C. Credit Agreements
The Trust, on behalf of the Funds, has entered into a $150 million revolving credit facility agreement (the “Credit Agreement”) with Northern Trust for liquidity or for other temporary or emergency purposes which permits the Funds to borrow up to an aggregate amount of $150 million, $50 million of which is committed and $100 million of which is uncommitted.  Any advance under the Credit Agreement will accrue interest at a rate per annum equivalent to the Fund's option of the sum of the U.S. Federal Fund Target Rate plus 1.30%, the daily Simple Secured Overnight Financing Rate plus 1.30% or the Prime Rate minus 1.50%. The Funds had no borrowings under the Credit Agreement during the six months ended March 31, 2025.
D. Investment Transactions
For the six months ended March 31, 2025, the aggregate cost of purchases and proceeds from sales of securities (excluding short-term investments and U.S. government securities) for the Funds were as follows:
Fund	Cost of Purchases	Proceeds from Sales
TSW Core Plus Bond Fund	$20,237,936	$2,524,377
TSW Emerging Markets Fund	1,457,235	1,525,831
TSW High Yield Bond Fund	2,668,520	2,349,682
TSW Large Cap Value Fund	9,092,310	10,768,000
For the six months ended March 31, 2025, the aggregate cost of purchases and proceeds from sales of U.S. government securities (excluding short-term investments) for the Funds were as follows:
Fund	Cost of Purchases	Proceeds from sales
TSW Core Plus Bond Fund	$25,741,392	$4,177,767

TSW MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)

E. U.S. Federal Income Tax
As of March 31, 2025, the cost, gross unrealized appreciation and gross unrealized depreciation on investments, for U.S. Federal income tax purposes, were as follows:
Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
TSW Core Plus Bond Fund	$67,501,794	$140,482	$ (706,821)	$ (566,339)
TSW Emerging Markets Fund	7,189,870	1,155,597	(415,353)	740,244
TSW High Yield Bond Fund	9,461,319	124,951	(174,175)	(49,224)
TSW Large Cap Value Fund	31,024,021	7,233,036	(499,844)	6,733,192

The tax character of distributions paid by the Funds during the latest tax years ended September 30, 2024 and September 30, 2023 were as follows:
	Distributions From
Fund	Ordinary Income* 2024	Long-Term Capital Gains 2024	Ordinary Income* 2023	Long-Term Capital Gains 2023
TSW Core Plus Bond Fund	$114,889	$—	$—	$—
TSW Emerging Markets Fund	216,019	—	137,485	—
TSW High Yield Bond Fund	630,387	—	727,639	—
TSW Large Cap Value Fund	668,234	2,234,137 **	738,192	3,372,912 ***

*	Ordinary income includes short-term capital gains, if any.
**
The amount does not include tax equalization utilized of $261,855 in net long term capital gains in which the TSW Large Cap Value Fund designated as being distributed to shareholders on their redemption of shares.

***
The amount does not include tax equalization utilized of $114,889 in net long term capital gains in which the TSW Large Cap Value Fund designated as being distributed to shareholders on their redemption of shares.

As of the latest tax year ended September 30, 2024, the components of accumulated earnings on a tax basis were as follows:
Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Distributions Payable	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
TSW Core Plus Bond Fund	$4,551	$—	$—	$(1,997)	$—	$177,972	$180,526
TSW Emerging Markets Fund	235,056	—	(1,304,239)	—	—	750,446	(318,737)
TSW High Yield Bond Fund	5,098	—	(868,524)	(2,888)	—	145,161	(718,265)
TSW Large Cap Value Fund	49,740	2,095,811	—	—	—	8,050,101	10,195,652

TSW MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)

As of the latest tax year ended September 30, 2024, capital losses incurred by the Funds are carried forward indefinitely under the provisions of the Regulated Investment Company Modernization Act of 2010 and are as follows:
Fund	Short-Term Capital Loss Carry-Forward	Long-Term Capital Loss Carry-Forward
TSW Emerging Markets Fund	$909,343	$394,896
TSW High Yield Bond Fund	4,037	864,487
F. Capital Share Transactions
Transactions in dollars for the six months ended March 31, 2025, were as follows:
Fund	Class	Proceeds from Shares Sold	Reinvestments of Dividends	Payments for Shares Redeemed	Net Increase (Decrease) in Net Assets
TSW Core Plus Bond Fund	Institutional Shares	$41,061,000	$1,121,690	$ (934,581)	$41,248,109
TSW Emerging Markets Fund	Institutional Shares	297,981	11,370	(150,523)	158,828
TSW High Yield Bond Fund	Institutional Shares	183,831	264,376	(491,349)	(43,142)
TSW Large Cap Value Fund	Institutional Shares	1,192,510	2,602,269	(3,160,706)	634,073

Transactions in shares for the six months ended March 31, 2025, were as follows:
Fund	Class	Shares Sold	Shares From Reinvested Dividends	Shares Redeemed	Net Increase (Decrease) in Shares
TSW Core Plus Bond Fund	Institutional Shares	4,075,268	111,578	(93,484)	4,093,362
TSW Emerging Markets Fund	Institutional Shares	33,084	1,233	(15,021)	19,296
TSW High Yield Bond Fund	Institutional Shares	19,832	28,498	(53,001)	(4,671)
TSW Large Cap Value Fund	Institutional Shares	89,457	197,232	(233,938)	52,751

Transactions in dollars for the year ended September 30, 2024, were as follows:
Fund	Class	Proceeds from Shares Sold	Reinvestments of Dividends	Payments for Shares Redeemed	Net Increase (Decrease) in Net Assets
TSW Core Plus Bond Fund*	Institutional Shares	$26,646,423	$90,504	$—	$26,736,927
TSW Emerging Markets Fund	Institutional Shares	560,876	—	—	560,876
TSW High Yield Bond Fund	Institutional Shares	1,751,113	513,627	(6,426,400)	(4,161,660)
TSW Large Cap Value Fund	Institutional Shares	2,077,854	2,846,423	(6,127,605)	(1,203,328)

*	For the period from May 15, 2024, commencement of operations, to September 30, 2024.
Transactions in shares for the year ended September 30, 2024, were as follows:
Fund	Class	Shares Sold	Shares From Reinvested Dividends	Shares Redeemed	Net Increase (Decrease) in Shares
TSW Core Plus Bond Fund*	Institutional Shares	2,593,137	8,790	—	2,601,927
TSW Emerging Markets Fund	Institutional Shares	62,691	—	—	62,691
TSW High Yield Bond Fund	Institutional Shares	197,291	56,584	(720,477)	(466,602)
TSW Large Cap Value Fund	Institutional Shares	161,887	227,297	(468,499)	(79,315)

TSW MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)

*	For the period from May 15, 2024, commencement of operations, to September 30, 2024.
G. Concentration of Ownership
A significant portion of a Fund’s shares may be held in a limited number of shareholder accounts, including in certain omnibus or institutional accounts which typically hold shares for the benefit of other underlying investors. To the extent that a shareholder or group of shareholders redeem a significant portion of the shares issued by a Fund, this could have a disruptive impact on the efficient implementation of a Fund’s investment strategy.
As of March 31, 2025, PAFS or PAFS affiliates held outstanding shares of the Funds as follows:
Fund	Class	% Ownership
TSW Core Plus Bond Fund	Institutional Shares	0.0*
TSW Emerging Markets Fund	Institutional Shares	97.6
TSW High Yield Bond Fund	Institutional Shares	1.9
TSW Large Cap Value Fund	Institutional Shares	7.3

*Amount is less than 0.05%.

TSW MUTUAL FUNDS
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
March 31, 2025 (Unaudited)

Not Applicable.

TSW MUTUAL FUNDS
PROXY DISCLOSURES
March 31, 2025 (Unaudited)

Not Applicable.

TSW MUTUAL FUNDS
REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS
March 31, 2025 (Unaudited)

Included on page 36 in the Notes to Financial Statements.

TSW MUTUAL FUNDS
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
March 31, 2025 (Unaudited)

Prior to and at the December 12-13, 2024 meeting of the Board of Trustees (the “Board”), the Board requested, and JOHCM (USA) Inc d/b/a Perpetual Americas Funds Services (the “Adviser”) and Thompson, Siegel & Walmsley LLC (“TSW”) provided, both written and oral reports containing information and data relating to the consideration of: (i) the nature, extent, and quality of the services provided by the Adviser and TSW to the TSW Emerging Markets Fund, TSW High Yield Bond Fund, TSW Large Cap Value Fund, and TSW Core Plus Bond Fund (the “Funds”); (ii) the investment performance of the Funds, including the performance of the each Fund’s predecessor fund, as applicable1; (iii) the costs of the services provided and the profits realized by the Adviser and TSW from its relationship with the Funds; (iv) the extent to which economies of scale are expected to be realized as the Funds grow; and (v) whether the proposed fee levels would reflect such economies of scale to the benefit of the Funds’ potential shareholders. The Trustees were assisted in their evaluation of the Investment Advisory Agreement and Investment Subadvisory Agreement (together, the “Advisory Agreements”) by independent legal counsel, from whom they received assistance and advice, including a review of the legal standards applicable to the consideration of advisory arrangements, and with whom they met separately from management. In reviewing the Advisory Agreements, the Trustees, including all the Independent Trustees, considered the following and other factors with respect to the Funds:
Nature, Extent and Quality of the Services
The Board examined the nature, extent, and quality of services to be provided to each Fund by the Adviser and TSW. The Board noted that the Adviser is an indirect wholly owned subsidiary of Perpetual Limited. The Board considered the terms of the Advisory Agreements, information and reports provided by each of the Adviser and TSW on its respective personnel and operations, the Adviser’s experience with the investment strategy and risks of each Fund, and TSW’s experience with the investment strategy and risks of each Fund. The Board reviewed each of the Adviser and TSW’s investment philosophy and portfolio construction processes, compliance program, insurance coverage, business continuity program, and information security practices. The Board noted that, as set forth in the reports provided by each of the Adviser and TSW, there had been no previously undisclosed (i) material compliance issues or concerns raised or encountered since the last approval of the Advisory Agreements or (ii) material compliance issues in the past two years with respect to the Funds. The Board then considered key risks associated with the Funds and ways in which those risks were expected to be mitigated. The Board expressed satisfaction with the quality, extent, and nature of the services provided by each of the Adviser and TSW.
Performance and Profits
The Trustees reviewed performance information for the Funds, including each Fund’s one-year, three-year, five-year and ten-year periods (as available) ended on October 31, 2024. The Board considered a report prepared by an industry standard independent service provider, FUSE Research Network LLC (the “FUSE Report”), which presented comparisons of investment performance, expenses and fees of the Funds relative to their investment categories, competitor fund groups and broader benchmarks. The Trustees also reviewed and considered profitability analyses for the Funds prepared by the Adviser and TSW on a consolidated basis included in the Board Materials. The analyses included details on income, direct expenses, staff costs, overhead, taxes, distribution related expenses and operating profit/loss. As part of the review of the profitability analyses, the Trustees also considered information provided by the Adviser related to its operating margin versus that of other investment advisers. The Trustees noted that, based on the information provided, the profits realized and/or to be realized were not excessive. Finally, the Trustees discussed potential adverse impacts to overall profitability as a result of current market conditions.
The Board noted that the TSW Core Plus Bond Fund’s contractual management fee2 tied with two other funds to rank eight out of 13 among the Fund’s Expense Group. The Board further noted that the Fund’s contractual management fee was 0.40% compared to a median contractual management fee of 0.39% for the Expense Group. The Board next considered the Fund’s total expenses, after fee waivers and expense reimbursements, and noted that the Fund ranked six out of 13 among the Fund’s Expense Group and 59 out of 111 among the Fund’s Expense Universe. The Fund’s total expenses, after fee waivers and expense reimbursements, were 0.500% compared to a median total expense of 0.53% for the Expense Group and 0.49% for the Expense Universe. The Board concluded that the proposed investment advisory fees and expense ratios after waiver or reimbursement were reasonable. The Board noted that, because the TSW Core Plus Bond Fund had not yet been in operation for a one-year period, the Fund had no performance history.
1 TSW Large Cap Value Fund has a predecessor fund which was reorganized into the Trust effective December 6, 2021.
2 FUSE’s contractual management fees (referred to as “Contractual Advisory Fees” in the FUSE report) reflect effective advisory fees calculated using a common asset level and then apply each fund’s contractual fee schedule at that asset level. FUSE recommends that more weight and consideration be place on contractual advisory fees for comparison to peer funds.

TSW MUTUAL FUNDS
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
March 31, 2025 (Unaudited)

With respect to the TSW Emerging Markets Fund, the Board noted that the Fund’s contractual management fee tied with one other fund to rank two out of 12 among the Fund’s Expense Group. The Board further noted that the Fund’s contractual management fee was 0.80% compared to a median contractual management fee of 1.00% for the Expense Group. The Board next considered the Fund’s total expenses, after fee waivers and reimbursements, and noted that the Fund ranked five out of 12 among the Fund’s Expense Group and 40 out of 141 among the Fund’s Expense Universe. The Fund’s total expenses, after fee waivers and expense reimbursements, were 0.99% compared to a median total expense of 1.04% for the Expense Group and 1.08% for the Expense Universe. With respect to performance, the Board noted that the Fund was ranked 125 out of 141 among the Fund’s Performance Universe over the one-year period ended October 31, 2024. The Fund’s returns were 15.02% compared to a median return of the Performance Universe of 23.04% over the one-year period ended October 31, 2024.
The Board noted that the TSW High Yield Bond Fund’s contractual management fee tied with one other fund to rank four out of 13 among the Fund’s Expense Group. The Board further noted that the Fund’s contractual management fee was 0.50% compared to a median contractual management fee of 0.55% for the Expense Group. The Board next considered the Fund’s total expenses, after fee waivers and expense reimbursements, and noted that the Fund ranked five out of 13 among the Fund’s Expense Group and 41 out of 113 among the Fund’s Expense Universe. The Fund’s total expenses, after fee waivers and expense reimbursements, were 0.65% compared to a median total expense of 0.70% for the Expense Group and 0.72% for the Expense Universe. With respect to performance, the Board noted that the Fund was ranked 82 out of 115 and 44 out of 109 among the Fund’s Performance Universe over the one- and three-year periods ended October 31, 2024. The Fund’s returns were 14.30% and 3.25% compared to a median return of the Performance Universe of 15.19% and 2.89% over the one- and three-year period ended October 31, 2024.
With respect to the TSW Large Cap Value Fund, the Board noted that the Fund’s contractual management fee ranked six out of 13 among the Fund’s Expense Group. The Board further noted that the Fund’s contractual management fee was 0.58% compared to a median contractual management fee of 0.59% for the Expense Group. The Board next considered the Fund’s total expenses, after fee waivers and reimbursements, and noted that the Fund ranked six out of 13 among the Fund’s Expense Group and 84 out of 193 among the Fund’s Expense Universe. The Fund’s total expenses, after fee waivers and expense reimbursements, were 0.73% compared to a median total expense of 0.75% for the Expense Group and 0.75% for the Expense Universe. With respect to performance, the Board noted that the Fund was ranked 185 out of 193, 105 out of 181, 79 out of 173, and 63 out of 144 among the Fund’s Performance Universe over the one-, three-, five-, and ten-year periods ended October 31, 2024, respectively. The Fund’s returns were 20.68%, 7.43%, 11.15%, and 9.28% compared to a median return of the Performance Universe of 30.04%, 7.75%, 10.94%, and 9.13% over the one-, three-, five-, and ten-year periods ended October 31, 2024, respectively.
The Board then reviewed the expense caps that were in place for each of the Funds and noted that the Adviser had contractually agreed to waive fees and or reimburse expenses to limit total annual fund operating expenses through February 1, 2026.  After considering the comparative data, as described above, and as provided in the Board Materials, the Board concluded that the advisory fees and expense ratios were reasonable.
Economies of Scale
In considering the economies of scale for the Funds, the Board considered the marketing and distribution plans, capacity, and breakeven points for each of the Funds.
In its deliberations, the Board did not identify any particular factor or factors that were all-important or controlling, and each Trustee assigned different weights to various factors considered.

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Investment Subadviser
Thompson, Siegel & Walmsley LLC
6641 West Broad Street
Suite 600
Richmond, Virginia 23230
Investment Adviser
Perpetual Americas Funds Services
1 Congress Street, Suite 3101
Boston, Massachusetts 02114
Custodian
The Northern Trust Company
50 South LaSalle Street
Chicago, Illinois 60603
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
One North Wacker Drive
Chicago, Illinois 60606
Legal Counsel
Ropes & Gray LLP
Prudential Tower, 800 Boylston Street
Boston, Massachusetts 02199
Distributor
Perpetual Americas Funds Distributors, LLC
3 Canal Plaza, Suite 100
Portland, Maine 04101
For Additional Information, call
866-260-9549 (toll free) or 312-557-5913
TSW 03/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable - only for annual reports

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Rule 30a-2(a) are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Perpetual Americas Funds Trust

By:	/s/ Troy Sheets
Troy Sheets
Treasurer and Principal Financial Officer

Date:	June 3, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan Weitz
Jonathan Weitz
President and Principal Executive Officer

Date:	June 3, 2025

By:	/s/ Troy Sheets
Troy Sheets
Treasurer and Principal Financial Officer

Date:	June 3, 2025